Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 7,787	$ 6,800
Less: accumulated depreciation		(4,686)	(3,908)
Property and equipment, net	$ 2,737	3,101	2,892
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,701	1,562
Computer Hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,408	1,201
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,098	3,555
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		464	386
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 116	$ 96